Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset High Yield Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 79.6%
Communication Services — 11.4%
Diversified Telecommunication Services — 2.4%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$239,910 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	971,232 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	382,000	359,427 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	168,255	170,988 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	625,000	599,163 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	579,269	556,775 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	319,000	313,495 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	1,030,000	1,073,527 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	250,000	259,116 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	830,000	879,612 (a)
Total Diversified Telecommunication Services				5,423,245
Entertainment — 0.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	537,797 (a)
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	1,180,000	831,900
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	700,000	698,445 (a)
Total Entertainment				2,068,142
Media — 6.5%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	110,000	118,031 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	490,000	456,022 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,140,000	3,609,111 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	400,000	406,256 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	426,355
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	490,000	518,188 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	50,000	50,080 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	440,000	450,352 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,187,000	1,173,442
DISH DBS Corp., Senior Notes	5.125%	6/1/29	180,000	160,915
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	1,048,324 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	750,000	776,873 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,325,000	1,447,594
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	459,036	465,464 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	70,000	62,004 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	370,000	327,814 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	60,000	53,366 (a)
iHeartCommunications Inc., Senior Secured Notes	7.000%	1/15/31	192,000	145,440 (a)
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	1,905,393	2,153,094 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	180,000	185,015 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	430,000	440,333 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	200,000	167,754 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	320,000	314,745 (a)
Total Media				14,956,572
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 1.6%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,770,000	$1,262,343 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	310,050 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	763,297 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	363,300 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	430,000	383,272 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	490,000	464,863 (a)
Total Wireless Telecommunication Services				3,547,125

Total Communication Services				25,995,084
Consumer Discretionary — 13.7%
Automobile Components — 2.6%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	790,000	772,416
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	790,000	803,435 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	110,000	112,022 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	570,000	597,337 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	226,054 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	590,000	623,963 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	850,000	881,119 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	330,000	337,925 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	570,000	587,783 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	893,388 (a)
Total Automobile Components				5,835,442
Automobiles — 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	650,000	585,332
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	870,000	827,559 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,620,000	2,453,525 (a)
Total Automobiles				3,866,416
Diversified Consumer Services — 0.3%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	360,000	346,917 (a)
Covista Inc., Senior Secured Notes	5.500%	3/1/28	348,000	348,000 (a)
Total Diversified Consumer Services				694,917
Hotels, Restaurants & Leisure — 5.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	260,000	258,538 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,640,000	1,698,820 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,044,000 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	320,000	329,964 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	590,000	592,918 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.413%	7/16/35	1,232,000 GBP	1,573,139 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	370,000	361,730 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	576,815 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	550,000	549,065 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	1,520,000	1,535,153 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	770,000	787,133 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	191,532
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	350,000	354,627 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	790,000	$840,919 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	840,000	857,426 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	221,427 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	939,970 (a)
Total Hotels, Restaurants & Leisure				12,713,176
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	570,000	583,268 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	310,000	326,474 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	550,000	555,061 (a)
Total Household Durables				1,464,803
Specialty Retail — 2.9%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	540,000	549,172 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	204,982 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,540,000	1,427,156 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	2,090,000	1,955,306 (a)(e)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	340,000	331,022 (a)(e)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	560,000	547,304 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	550,000	571,344
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,099,746 (a)
Total Specialty Retail				6,686,032

Total Consumer Discretionary				31,260,786
Consumer Staples — 0.5%
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	220,000	220,515 (a)
Food Products — 0.4%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	480,000	463,750 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	520,000	532,550 (a)
Total Food Products				996,300

Total Consumer Staples				1,216,815
Energy — 11.4%
Energy Equipment & Services — 0.9%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	760,000	787,759 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	572,756 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	600,000	610,095 (a)
Total Energy Equipment & Services				1,970,610
Oil, Gas & Consumable Fuels — 10.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	570,000	578,904 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,080,000	1,143,024 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	440,000	449,667 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	880,000	914,584 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	595,299 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	20,000	20,242 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,480,000	$1,530,801 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	54,688 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	469,683 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	172,319 (d)(f)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,390,000	1,340,481 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	440,000	464,640 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	580,000	599,752 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	1,229,730	1,278,919 (a)(d)(g)(h)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	710,000	726,317 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	191,645 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	500,000	501,958 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	272,000	291,791 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	1,018,589 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	40,000	41,440 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	153,762
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	227,835 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	170,000	179,809 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	230,000	240,878 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,167,000	1,207,197 (a)(d)(f)
Sunoco LP, Senior Notes	5.625%	3/15/31	110,000	110,997 (a)
Sunoco LP, Senior Notes	5.625%	7/15/34	820,000	820,898 (a)(e)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	270,000	280,044 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	466,477 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	572,534 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	151,414 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,620,000	2,293,315 (a)(d)(f)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,210,000	1,282,811 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	280,000	310,747 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	70,000	73,533 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	90,000	102,129 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,820,000	1,939,767 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	1,250,000	1,223,408 (a)
Total Oil, Gas & Consumable Fuels				24,022,298

Total Energy				25,992,908
Financials — 10.7%
Banks — 2.6%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	965,008 (d)(f)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	471,054 (d)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	$745,529 (a)(d)(f)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	263,080 (a)(d)(f)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	410,000	424,115 (d)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	210,000	215,451 (d)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	320,000	335,388 (d)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	293,023 (d)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,054,408 (d)(f)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	491,722 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	753,880 (d)
Total Banks				6,012,658
Capital Markets — 1.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	425,478 (d)(f)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	612,489 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	0 *(g)(h)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	380,000	394,632 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	480,000	509,900 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	420,000	429,415 (a)(d)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	220,000	225,497 (a)(d)(f)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	235,939 (a)(d)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	567,222 (a)(d)(f)
Total Capital Markets				3,400,572
Consumer Finance — 1.1%
FirstCash Inc., Senior Notes	5.625%	1/1/30	70,000	69,699 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	485,628 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	1,170,000	1,153,225 (a)(d)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	350,000	347,659 (a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	379,232 (a)
Total Consumer Finance				2,435,443
Financial Services — 3.1%
Block Inc., Senior Notes	6.000%	8/15/33	530,000	538,968 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	330,000	335,666 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	240,000	208,952 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,230,000	1,280,444 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	320,000	$322,156 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	30,000	30,808 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	680,000	730,627 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	590,000	605,646 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	348,034 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,336,071 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	375,734 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	113,544 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	828,942 (a)
Total Financial Services				7,055,592
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	210,000	206,126 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	550,000	533,343 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,650,000	1,734,427 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	430,000	428,189 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	340,000	342,785 (a)
Total Insurance				3,244,870
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	200,000	199,154 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	310,000	301,854 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	530,000	488,865 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	210,000	220,312 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	910,000	934,482 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,144,667

Total Financials				24,293,802
Health Care — 6.8%
Health Care Providers & Services — 4.4%
Akumin Inc., Senior Secured Notes	9.750%	8/31/31	300,000	289,875 (a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,110,000	1,073,356 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	240,000	212,434 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	810,000	778,873 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,064,000	1,154,414 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	610,000	643,592 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	739,712
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,484,822 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	110,000	119,611 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,100,000	1,158,815 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	510,000	499,270 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	1,430,000	1,478,684 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	286,405 (a)
Total Health Care Providers & Services				9,919,863
Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	301,187 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 2.3%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,150,000	$1,190,259 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,370,000	1,084,013 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	413,596
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	218,958
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	746,996
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	1,490,000	1,547,088
Total Pharmaceuticals				5,200,910

Total Health Care				15,421,960
Industrials — 11.9%
Aerospace & Defense — 1.8%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	560,000	577,656 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	220,000	227,288 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	110,000	114,100 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	870,000	926,692 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	650,000	685,517 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	140,000	147,699 (a)
TransDigm Inc., Senior Notes	6.125%	7/31/34	800,000	813,589 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	230,000	241,348 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	300,000	311,172 (a)
Total Aerospace & Defense				4,045,061
Building Products — 1.5%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	234,873 (a)
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	510,000	515,161 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	503,622 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	690,000	696,159 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	365,799 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,100,000	1,143,943 (a)
Total Building Products				3,459,557
Commercial Services & Supplies — 2.8%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	330,000	339,084 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,100,000	1,144,623
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,020,000	1,095,905
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	310,000	311,503 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	559,107 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	470,000	474,768 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	580,000	568,424 (a)
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	327,946 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,076,025 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	526,013 (a)
Total Commercial Services & Supplies				6,423,398
Construction & Engineering — 1.5%
AECOM, Senior Notes	6.000%	8/1/33	770,000	787,288 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	350,000	367,438 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,070,000	1,106,347 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — continued
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,010,000	$1,108,416 (a)
Total Construction & Engineering				3,369,489
Electrical Equipment — 0.5%
Gates Corp., Senior Notes	6.875%	7/1/29	320,000	332,412 (a)
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	700,000	707,182 (a)
Total Electrical Equipment				1,039,594
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,180,000	1,151,906 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	388,077
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	314,672 (a)
Total Ground Transportation				1,854,655
Machinery — 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	600,000	588,375 (a)
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	250,000	257,189 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	220,000	225,788 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	560,000	581,866 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	493,381 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	520,000	522,447
Total Machinery				2,669,046
Marine Transportation — 0.1%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	330,000	340,404 (a)
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	632,244 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	610,000	617,312 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	310,000	316,451
Total Passenger Airlines				1,566,007
Trading Companies & Distributors — 1.0%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	350,000	366,990 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	410,000	433,664 (a)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	330,000	332,073 (a)
United Rentals North America Inc., Senior Notes	5.375%	11/15/33	520,000	524,606 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	650,000	681,741 (a)
Total Trading Companies & Distributors				2,339,074

Total Industrials				27,106,285
Information Technology — 3.7%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	300,000	318,727 (a)
Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	560,000	599,700 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	890,000	946,502 (a)
Total Electronic Equipment, Instruments & Components				1,546,202
IT Services — 0.6%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	420,000	441,161 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	360,000	352,976 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	70,000	67,628 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	550,000	$538,795 (a)
Total IT Services				1,400,560
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	790,000	807,134 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	560,000	582,148 (a)
Total Semiconductors & Semiconductor Equipment				1,389,282
Software — 1.3%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	980,000	960,737 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	560,000	560,948 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	400,000	377,708 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	359,386 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	320,000	318,649 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	285,924 (a)
Total Software				2,863,352
Technology Hardware, Storage & Peripherals — 0.4%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	360,000	368,893 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	340,000	359,455 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	290,000	298,718 (a)
Total Technology Hardware, Storage & Peripherals				1,027,066

Total Information Technology				8,545,189
Materials — 3.4%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	130,000	133,975
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	560,000	574,543
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	190,000	194,750 (a)
Total Chemicals				903,268
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	170,358 (a)
Metals & Mining — 2.9%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	382,638 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,080,000	1,133,270 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,220,000	2,372,882 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	460,000	482,000 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	290,000	291,161 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,484,941
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	580,000	585,026 (a)
Total Metals & Mining				6,731,918

Total Materials				7,805,544
Real Estate — 3.7%
Diversified REITs — 1.5%
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	240,000	232,428 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	260,000	254,923
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	122,134
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	1,480,000	1,280,031
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	270,000	289,171 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	6.500%	2/15/29	1,100,000	$1,070,809 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	210,000	213,162 (a)
Total Diversified REITs				3,462,658
Health Care REITs — 0.8%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	391,428
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	841,878
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	470,000	489,334 (a)
Total Health Care REITs				1,722,640
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	222,404 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	642,497 (a)
Total Real Estate Management & Development				864,901
Specialized REITs — 1.0%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	880,000	903,320 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	260,000	263,474 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	1,140,000	1,145,911 (a)
Total Specialized REITs				2,312,705

Total Real Estate				8,362,904
Utilities — 2.4%
Electric Utilities — 2.1%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	330,000	343,536 (a)
NRG Energy Inc., Senior Notes	5.750%	1/15/34	360,000	365,343 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,760,000	1,792,176 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	740,000	761,270 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	500,000	528,615 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	870,000	915,666 (a)
Total Electric Utilities				4,706,606
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	279,472 (a)
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	520,000	552,403 (a)

Total Utilities				5,538,481
Total Corporate Bonds & Notes (Cost — $178,537,519)				181,539,758
Asset-Backed Securities — 7.9%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	540,000	543,697 (a)(d)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.835%	1/15/39	390,000	392,529 (a)(d)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.581%	10/22/37	450,000	455,398 (a)(d)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.068%	1/20/35	410,000	391,317 (a)(d)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.243%	4/15/39	310,000	311,135 (a)(d)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.168%	1/20/35	530,000	521,348 (a)(d)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	190,000	185,725 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.768%	1/20/38	460,000	460,636 (a)(d)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.170%	1/15/39	300,000	302,424 (a)(d)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	6.771%	10/23/34	460,000	$449,651 (a)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	450,000	452,643 (a)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.568%	10/20/37	280,000	281,232 (a)(d)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	6.972%	4/15/35	400,000	397,624 (a)(d)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.915%	1/18/35	460,000	453,683 (a)(d)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	7.008%	10/18/38	390,000	389,425 (a)(d)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	6.668%	10/20/37	370,000	371,592 (a)(d)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.218%	1/25/35	280,000	277,736 (a)(d)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.168%	7/25/36	280,000	281,953 (a)(d)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.672%	10/15/37	400,000	400,458 (a)(d)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.463%	4/16/34	450,000	446,613 (a)(d)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.368%	4/25/36	300,000	300,377 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2020-8A DRR (3 mo. Term SOFR + 2.900%)	6.568%	10/20/34	290,000	292,139 (a)(d)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.168%	4/17/34	230,000	231,541 (a)(d)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	320,000	320,731 (a)(d)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.168%	1/25/35	510,000	511,408 (a)(d)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.368%	1/25/38	570,000	570,743 (a)(d)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.272%	10/15/37	490,000	491,577 (a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.054%	7/15/31	250,000	250,892 (a)(d)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	310,000	313,473 (a)(d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/20/36	320,000	322,246 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.922%	10/15/37	570,000	574,470 (a)(d)
Obra CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 3.400%)	7.068%	1/20/38	800,000	808,757 (a)(d)
Ocean Trails CLO Ltd., 2024-16A D1 (3 mo. Term SOFR + 3.300%)	6.968%	1/20/38	700,000	703,640 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.518%	7/19/37	330,000	331,776 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.618%	7/20/37	460,000	462,031 (a)(d)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.510%	8/8/32	310,000	310,000 (a)(d)
Point Au Roche Park CLO Ltd., 2021-1A D1R (3 mo. Term SOFR + 2.450%)	6.109%	1/20/39	380,000	367,232 (a)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.668%	4/20/38	540,000	543,733 (a)(d)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.572%	7/15/40	470,000	453,263 (a)(d)
Symphony CLO Ltd., 2020-22A DR (3 mo. Term SOFR + 3.300%)	6.968%	4/18/33	250,000	248,345 (a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	7.529%	4/19/34	250,000	249,791 (a)(d)
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.668%	6/11/35	330,000	330,387 (a)(d)
Valley Stream Park CLO Ltd., 2022-1A DRR (3 mo. Term SOFR + 2.700%)	6.368%	1/20/37	320,000	320,351 (a)(d)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	6.684%	7/15/31	430,000	431,550 (a)(d)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.507%	1/24/39	230,000	224,252 (a)(d)
Whitebox CLO Ltd., 2025-5A D1 (3 mo. Term SOFR + 2.850%)	6.518%	7/20/38	320,000	321,732 (a)(d)

Total Asset-Backed Securities (Cost — $18,012,160)				18,053,256
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 6.8%
Communication Services — 0.5%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	129,003	$129,500 (d)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	760,000	798,570 (j)(k)
Total Interactive Media & Services				928,070
Media — 0.1%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	997,639	189,551 (b)(j)(k)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	8.921%	6/4/29	10,600	10,619 (d)(j)(k)
Total Media				200,170

Total Communication Services				1,128,240
Consumer Discretionary — 2.2%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B	11.922-11.923%	1/2/40	798,471	798,471 (d)(g)(h)(j)(k)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.173%	5/6/30	493,762	493,301 (d)(j)(k)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.786%	3/30/27	101,286	384 (d)(j)(k)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.671%	6/29/26	129,545	632 (d)(j)(k)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.671%	6/29/26	45,226	8,885 (d)(j)(k)
Total Automobile Components				1,301,673
Diversified Consumer Services — 0.4%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	1,007,390	865,096 (d)(j)(k)(l)
Hotels, Restaurants & Leisure — 0.7%
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.677%	4/16/29	242,564	243,019 (d)(j)(k)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.422%	10/1/32	412,309	416,432 (d)(h)(j)(k)
Peninsula Pacific Entertainment LLC, Delayed Draw Term Loan Facility B	—	10/1/32	96,691	97,658 (h)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.673%	3/14/31	854,775	856,279 (d)(j)(k)
Total Hotels, Restaurants & Leisure				1,613,388
Specialty Retail — 0.5%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	340,000	335,431 (l)
Kodiak BP LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	7.423%	12/4/31	350,000	350,467 (d)(j)(k)
Petco Health & Wellness Co. Inc., 2026 Term Loan (1 mo. Term SOFR + 4.250%)	7.923%	1/22/31	540,000	520,425 (d)(j)(k)
Total Specialty Retail				1,206,323

Total Consumer Discretionary				4,986,480
Financials — 0.4%
Financial Services — 0.4%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.672%	10/31/31	242,598	242,294 (d)(j)(k)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	640,000	621,600 (d)(j)(k)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.673%	7/31/31	149,625	$143,865 (d)(j)(k)

Total Financials				1,007,759
Health Care — 0.6%
Health Care Providers & Services — 0.4%
EyeCare Partners LLC, Term Loan B (4.730% Cash and 3.610% PIK)	8.340%	11/30/28	622,808	241,559 (b)(d)(j)(k)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.422%	5/16/31	221,704	222,157 (d)(j)(k)
Team Services Holding Inc., Term Loan	—	1/31/33	550,000	519,750 (l)
Total Health Care Providers & Services				983,466
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.423%	2/15/29	350,000	341,833 (d)(j)(k)

Total Health Care				1,325,299
Industrials — 1.1%
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.923%	2/10/32	526,025	526,354 (d)(j)(k)
Electrical Equipment — 0.2%
Osmose Utilities Services Inc., First Lien Initial Term Loan	—	6/23/28	390,000	378,423 (l)
Passenger Airlines — 0.4%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	259,210	42,122 *(n)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	1/2/40	209,310	204,077 (d)(j)(k)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	680,368	595,322 (l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	51,910	50,612 (d)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	102,525	99,961 (d)(j)(k)
Total Passenger Airlines				992,094
Professional Services — 0.3%
Dayforce Inc., Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.661%	2/4/33	740,000	683,975 (d)(j)(k)

Total Industrials				2,580,846
Information Technology — 1.6%
Semiconductors & Semiconductor Equipment — 0.6%
VCI Asset Holdings 2 LLC, Initial Term Loan (6 mo. Term SOFR + 7.750%)	11.500%	2/6/31	1,270,000	1,295,400 (d)(g)(h)(j)(k)(l)
Software — 1.0%
Cloudera Inc., Term Loan	—	10/8/28	290,000	257,272 (l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.673%	2/19/29	790,000	639,244 (d)(j)(k)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	1,283,550	1,456,162 (j)(k)
Total Software				2,352,678
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.622%	6/14/30	35,516	34,385 (d)(j)(k)

Total Information Technology				3,682,463
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.4%
Chemicals — 0.3%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.677%	3/15/29	561,225	$551,805 (d)(j)(k)(l)
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (3 mo. CORRA + 2.000%)	4.258%	6/30/26	561,768	265,940 (d)(g)(h)(j)(k)

Total Materials				817,745
Total Senior Loans (Cost — $17,330,146)				15,528,832
Collateralized Mortgage Obligations(o) — 2.8%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.606%	4/15/34	1,100,000	1,076,332 (a)(d)
CEDR Commercial Mortgage Trust, 2022-SNAI D (1 mo. Term SOFR + 2.376%)	6.035%	2/15/39	800,000	786,892 (a)(d)
GS Mortgage Securities Trust, 2014-GC24 B	4.498%	9/10/47	970,000	943,919 (d)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	310,000	315,098 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	300,000	308,555 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	700,000	712,185 (a)(d)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	900,000	965,535 (a)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.010%	1/15/39	950,000	949,520 (a)(d)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.137%	5/15/48	375,057	361,364 (d)

Total Collateralized Mortgage Obligations (Cost — $6,350,897)				6,419,400
Convertible Bonds & Notes — 0.6%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	96,111	339,752 (b)

Health Care — 0.1%
Biotechnology — 0.1%
Arrowhead Pharmaceuticals Inc., Senior Notes	0.000%	1/15/32	150,000	158,325

Industrials — 0.3%
Aerospace & Defense — 0.3%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	344,000	394,740
BWX Technologies Inc., Senior Notes	0.000%	11/1/30	110,000	114,950 (a)
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	60,000	68,250 (a)

Total Industrials				577,940
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer Inc., Senior Notes	3.500%	3/1/29	350,000	325,828

Total Convertible Bonds & Notes (Cost — $1,190,447)				1,401,845
			Shares/Units
Common Stocks — 0.4%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			23,923	448,505 *

Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			10,516	223,570 *
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security			Shares/Units	Value

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			209	$100 *(g)(p)
Spirit Aviation Holdings Inc.			35,875	17,220 *

Total Industrials				17,320
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			236,531	236,532 *(g)(h)

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	8,458 *(g)(h)

Total Common Stocks (Cost — $1,272,713)				934,385
	Rate	Maturity Date	Face Amount†
Sovereign Bonds — 0.4%
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes (Cost — $495,933)	6.625%	9/1/37	1,148,130	913,213 (a)
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,596	25,694 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $310,299)		3/12/30	25,490	12,235 *(a)(g)(p)
Total Investments before Short-Term Investments (Cost — $223,500,114)				224,828,618
	Rate		Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,600,547)	3.603%		3,600,547	3,600,547 (q)(r)
Total Investments — 100.1% (Cost — $227,100,661)				228,429,165
Liabilities in Excess of Other Assets — (0.1)%				(237,320)
Total Net Assets — 100.0%				$228,191,845

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of February 28, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of February 28, 2026. The interest rate for fully unfunded term loans is to be determined. At February 28, 2026, the total principal amount and market value of unfunded commitments totaled $96,691 and $97,658, respectively.

(n)	The coupon payment on this security is currently in default as of February 28, 2026.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 3).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $3,600,547 and the cost was $3,600,547 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
CORRA	—	Canadian Overnight Repo Rate Average
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	6/26	$8,336,851	$8,370,687	$33,836
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
At February 28, 2026, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,642,000	USD	3,100,779	BNP Paribas SA	4/16/26	$28,843
GBP	2,919,767	USD	3,934,169	BNP Paribas SA	4/16/26	1,306
GBP	20,553	USD	28,062	Citibank N.A.	4/16/26	(359)
Net unrealized appreciation on open forward foreign currency contracts						$29,790

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at February 28, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Nabors Industries Inc., 9.125%, due 1/31/30	$182,000	6/20/29	1.985%	1.000% quarterly	$(5,486)	$(21,937)	$16,451

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at February 28, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Transocean Inc., 8.000%, due 2/1/27	$182,000	6/20/29	1.420%	1.000% quarterly	$2,369	$15,371	$(13,002)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$24,713,989	$1,278,919	$25,992,908
Financials	—	24,293,802	0 *	24,293,802
Other Corporate Bonds & Notes	—	131,253,048	—	131,253,048
Asset-Backed Securities	—	18,053,256	—	18,053,256
Senior Loans:
Consumer Discretionary	—	3,673,919	1,312,561	4,986,480
Information Technology	—	2,387,063	1,295,400	3,682,463
Materials	—	551,805	265,940	817,745
Other Senior Loans	—	6,042,144	—	6,042,144
Collateralized Mortgage Obligations	—	6,419,400	—	6,419,400
Convertible Bonds & Notes	—	1,401,845	—	1,401,845
Common Stocks:
Communication Services	—	448,505	—	448,505
Consumer Discretionary	$223,570	—	—	223,570
Industrials	17,220	100	—	17,320
Information Technology	—	—	236,532	236,532
Materials	—	—	8,458	8,458
Sovereign Bonds	—	913,213	—	913,213
Rights	—	25,694	—	25,694
Warrants	—	12,235	—	12,235
Total Long-Term Investments	240,790	220,190,018	4,397,810	224,828,618
Short-Term Investments†	3,600,547	—	—	3,600,547
Total Investments	$3,841,337	$220,190,018	$4,397,810	$228,429,165
Other Financial Instruments:
Futures Contracts††	$33,836	—	—	$33,836
Forward Foreign Currency Contracts††	—	$30,149	—	30,149
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	16,451	—	16,451
Total Other Financial Instruments	$33,836	$46,600	—	$80,436
Total	$3,875,173	$220,236,618	$4,397,810	$228,509,601

Western Asset High Yield Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$359	—	$359
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	13,002	—	13,002
Total	—	$13,361	—	$13,361

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$1,107,459	$2,427	—	$65,209	$103,824
Financials	0 *	—	—	—	—
Health Care	0 *	—	$2,225	—	—
Senior Loans:
Consumer Discretionary	—	1,975	—	33,542	1,277,044
Information Technology	—	—	—	29,775	1,265,625
Materials	534,536	—	—	(295,125)	26,529
Common Stocks:
Energy	0 *	—	—	—	—
Information Technology	—	—	—	—	—
Materials	11,289	—	—	(2,831)	—
Total	$1,653,284	$4,402	$2,225	$(169,430)	$2,673,022

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$1,278,919	$65,209
Financials	—	—	—	0 *	—
Health Care	$(2,225)	—	—	—	—
Senior Loans:
Consumer Discretionary	—	—	—	1,312,561	33,542
Information Technology	—	—	—	1,295,400	29,775
Materials	—	—	—	265,940	(295,125)

Western Asset High Yield Fund 2026 Quarterly Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2026[1]
Common Stocks:
Energy	—	—	—	—	—
Information Technology	—	—	—	$236,532	—
Materials	—	—	—	8,458	$(2,831)
Total	$(2,225)	—	—	$4,397,810	$(169,430)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$48,251,603	48,251,603	$44,651,056	44,651,056

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$47,477	—	$3,600,547
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 2/28/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	209	3/25	$2,544	$100	$0.48	0.00%(a)
Spirit Airlines LLC, Warrants	25,490	3/25	310,299	12,235 (b)	0.48	0.01
Total			$312,843	$12,335		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Yield Fund 2026 Quarterly Report